FINANCIAL ASSETS	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
FINANCIAL ASSETS

8.	FINANCIAL ASSETS

The breakdown of the carrying amount of the items presented under financial assets at December 31, 2024 and 2023 is as follows:

	Amortized Cost
12/31/2024	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	62,923	62,923	62,923
Trade receivables and other current assets (Note 9)	9,122	9,122	9,122
Current financial assets	13,494	13,494	13,494
Cash and cash equivalents	40,307	40,307	40,307

	Amortized Cost
12/31/2023	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	65,280	65,280	65,280
Trade receivables and other current assets (Note 9)	13,604	13,604	13,604
Current financial assets	10,398	10,398	10,398
Cash and cash equivalents	41,278	41,278	41,278

Cash and cash equivalents also include reserved cash related to customers in certain jurisdictions (Spain, Colombia and the City of Buenos Aires) where regulations require the Company to maintain cash reserves equal to the amount of customer monies held in their virtual wallets. As of December 31, 2024 and 2023 reserved cash amounted to €4,899 and €5,150 thousand, respectively.

Trade receivables and other current assets include deposits made by customers through retail sport betting terminals, owned by other entities of Codere Group, to their virtual wallets amounting to €2,249 and €1,445 thousand as of December 31, 2024 and 2023, respectively.

Current financial assets mainly correspond to “in transit” deposits made by customers through payment service providers to their virtual wallets and amounted to €11,658 and €9,905 thousand euros as of December 31, 2024 and 2023, respectively. These deposits are normally settled and appear in the Company´s bank account between one to fifteen days after the transaction, depending on each payment service provider and are recognized as current financial assets.

The expected credit losses recognized on current financial assets as of December 31, 2024 and 2023 amounted to €138 and €138 thousand, respectively.

7.	FINANCIAL ASSETS

The breakdown of the carrying amount of the items presented under this heading at December 31, 2022 and 2021 is as follows:

	Amortized Cost
12/31/2022	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	68,325	68,325	68,325
Trade receivables and other current assets (Note 8)	7,742	7,742	7,742
Current financial assets	6,775	6,775	6,775
Of which:
with related parties (Note 14)	-	-	-
Cash and cash equivalents	53,808	53,808	53,808

	Amortized Cost
12/31/2021	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	104,669	104,513	104,513
Trade receivables and other current assets (Note 8)	5,862	5,706	5,706
Current financial assets	3,899	3,899	3,899
Of which:
with related parties (Note 14)	76	76	76
Cash and cash equivalents	94,908	94,908	94,908

Cash and cash equivalents as of December 31, 2022 decreased by €41,100 thousand compared to December 31, 2021 mainly due the 2022 Operating loss and the lack of financing activities in the period.

As of December 31, 2021 Cash and cash equivalents mainly include the cash received as a result of the 2021 Merger described in Note 1 of €89,366 thousand in exchange of shares of the Company.

Cash and cash equivalents also include restricted cash related to Spanish clients where the regulation obliges the Group to maintain 1 euro as restricted cash for each euro the customer has in the virtual wallet. As of December 31, 2022 and 2021 it amounted to €4,829 and €3,548 thousand, respectively.

Trade receivables and other current assets include deposits made by customers through retail sport betting terminals, owned by other entities of Codere Group, to its virtual wallets amounting to €3,357 and €1,926 thousand as of December 31, 2022 and 2021, respectively.

Current financial assets mainly correspond to deposits made by customers through payment service providers to its virtual wallets amounting to €6,455 and €3,728 thousand as of December 31, 2022 and 2021, respectively. These deposits are normally settled and appear in the online account between one to fifteen days after the transaction, depending on each payment service provider and are recognized as current financial assets.

Current financial assets from related parties correspond to the tax returns from Codere Group, by which the Group has not recognized any receivable as of December 31, 2022 and has recognized a receivable amounting to €76 thousand (see Note 14) as of December 31, 2021. These receivables are normally recognized as current financial assets.

The expected credit losses recognized on current financial assets as of December 31, 2022 and 2021 amounted to €138 and €55 thousand, respectively.